Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense

The income tax expense of the Group are analyzed as follows:

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Current income tax	105	353	255
Deferred income tax (note b)	(76)	(75)	(84)
Total income tax expense	29	278	171

Summary of Reconciliation of Income Tax

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2016, 2017 and 2018, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

8	Taxation (Continued)
(a)	Income tax expense (Continued)
(iii)	PRC (Continued)

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Profit before income tax expense	114	1,597	2,003
Tax calculated at a tax rate of 25%	28	399	501
Effects of different tax rates applicable to different subsidiaries of the Group	28	(56)	396
Effects of tax holiday on assessable profit of certain subsidiaries	-	(39)	(530)
Effects of tax holiday of a subsidiary recognized for prior year	-	-	(116)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(20)	(161)	(230)
Expense not deductible for tax purposes	63	107	156
Income not subject to tax	(44)	(10)	(2)
Unrecognized deferred income tax assets	36	81	37
Utilization of previously unrecognized tax assets	(48)	(45)	(40)
Others	(14)	2	(1)
	29	278	171

Summary of Amount and Per Share Effect of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	-	39	646
Per share effect—basic	-	0.01	0.21
Per share effect—diluted	-	0.01	0.20

Summary of Profit Before Tax	The Group’s profit before tax consists of:
	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Non-PRC	(178)	266	(1,579)
PRC	292	1,331	3,582
	114	1,597	2,003

Summary of Deferred Tax Assets and Deferred Tax Liabilities
	As of December 31,
	2017	2018
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	6	39
Deferred revenue	24	30
Accruals	45	40
Deemed distribution	25	19
Others	6	3
Total deferred tax assets	106	131
Set-off of deferred tax liabilities pursuant to set-off provisions	(1)	(8)
Net deferred tax assets	105	123
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	298	362
Others	7	-
Total deferred tax liabilities	305	362
Set-off of deferred tax liabilities pursuant to set-off provisions	(1)	(8)
Net deferred liabilities	304	354

Summary of Recovery of Deferred Income Tax

The recovery of deferred income tax:

	As of December 31,
	2017	2018
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	26	44
to be recovered within 12 months	79	79
	105	123
Deferred tax liabilities:
to be recovered after more than 12 months	250	284
to be recovered within 12 months	54	70
	304	354

Summary of Movements of Deferred Income Tax Assets

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Deemed distribution	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2016	-	-	-	-	-	-
Credited to income statement	-	31	11	-	1	43
Recognized in equity	-	-	-	36	-	36
Business combination (Note 24)	-	4	-	-	4	8
At December 31, 2016	-	35	11	36	5	87
Credited/(charged) to income statement	6	(11)	34	(11)	1	19
At December 31, 2017	6	24	45	25	6	106
Credited/(charged) to income statement	33	6	(5)	(6)	(3)	25
At December 31, 2018	39	30	40	19	3	131

Summary of Movements of Deferred Income Tax Liabilities

The movements of deferred income tax liabilities were as follows:

	Intangible assets RMB’million	Others RMB’million	Total RMB’million
At January 1, 2016	-	-	-
(Credited)/charged to income statement	(36)	3	(33)
Business combination (Note 24)	383	-	383
At December 31, 2016	347	3	350
(Credited)/charged to income statement	(58)	2	(56)
Business combination (Note 24)	11	-	11
At December 31, 2017	300	5	305
(Credited)/charged to income statement	(54)	(5)	(59)
Business combination (Note 24)	116	-	116
At December 31, 2018	362	-	362